Lease Transactions (Profit or Loss of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance lease cost:
Amortization of right-of-use assets	¥ 5,509	¥ 6,277	¥ 6,352
Interest on lease liabilities	304	373	341
Operating lease cost	¥ 74,065	¥ 67,281	¥ 65,719